UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report
for
Fidelity ® Select Money Market Portfolio

May 31, 2008

1.802201.104

MON-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 31.4%
Due Date	Yield (a)	Principal Amount	Value
London Branch, Eurodollar, Foreign Banks - 11.1%
Banco Santander SA
7/10/08 to 8/13/08	2.93 to 4.18%	$ 181,000,000	$ 181,010,059
Bank of Scotland PLC
6/19/08	2.58	65,000,000	65,000,000
Calyon
6/10/08 to 6/16/08	4.90 to 5.42	40,000,000	40,000,000
Credit Agricole SA
1/28/09	3.10	30,000,000	30,000,000
Credit Industriel et Commercial
6/20/08 to 9/3/08	2.65 to 3.05	151,000,000	151,000,000
ING Bank NV
6/3/08 to 6/17/08	2.80 to 3.07	160,000,000	160,000,000
Intesa Sanpaolo SpA
7/9/08	3.50	3,000,000	3,003,033
Landesbank Hessen-Thuringen
8/11/08	2.95	25,000,000	25,000,000
National Australia Bank Ltd.
6/16/08	2.57	8,000,000	8,001,269
Royal Bank of Scotland PLC
7/9/08	3.50	6,000,000	6,004,947
Societe Generale
7/7/08	4.60	50,000,000	50,000,000
UniCredit SpA
6/17/08 to 8/19/08	2.86 to 3.00	74,000,000	74,000,000
			793,019,308
New York Branch, Yankee Dollar, Foreign Banks - 20.3%
Abbey National Treasury Services PLC
8/19/08	2.92 (c)	8,000,000	8,000,000
Banco Bilbao Vizcaya Argentaria SA
6/3/08 to 10/30/08	2.76 to 3.05	58,000,000	58,000,172
Banco Santander SA
9/18/08 to 10/20/08	2.61 to 2.75	48,000,000	48,000,000
Bank of Scotland PLC
6/4/08 to 8/6/08	2.58 to 4.92 (c)	260,000,000	260,000,000
Bank Tokyo-Mitsubishi UFJ Ltd.
6/9/08	2.63	25,000,000	25,000,000
Barclays Bank PLC
6/4/08 to 7/18/08	3.00	85,000,000	85,000,000

Due Date	Yield (a)	Principal Amount	Value
BNP Paribas SA
6/13/08 to 4/23/09	2.65 to 4.86%	$ 265,000,000	$ 265,000,002
Credit Suisse First Boston
7/28/08	3.00 (c)	100,000,000	100,000,000
Credit Suisse Group
6/5/08	5.40	25,000,000	25,000,000
Deutsche Bank AG
6/3/08 to 7/7/08	2.91 to 3.17 (c)	55,000,000	55,000,000
Intesa Sanpaolo SpA
7/10/08 to 10/1/08	2.67 to 2.75	130,000,000	130,000,000
Intesa Sanpaolo SpA New York Branch
6/13/08	3.05 (c)	35,000,000	35,000,000
Landesbank Baden-Wuert
6/11/08	5.45	25,000,000	24,999,918
Landesbank Hessen-Thuringen
7/30/08	3.10	25,000,000	25,000,000
Natixis SA
7/28/08	3.10	50,000,000	50,000,000
Rabobank Nederland
4/14/09 to 4/20/09	2.63 to 2.75	50,000,000	50,000,000
San Paolo IMI SpA
4/21/09	3.15	25,000,000	25,000,000
Societe Generale
7/24/08	3.07	50,000,000	50,000,000
Svenska Handelsbanken AB
6/3/08	4.89	25,000,000	25,000,007
Toronto-Dominion Bank
9/30/08	2.65	50,000,000	50,000,000
UniCredit SpA
10/1/08	2.75	50,000,000	50,000,836
			1,444,000,935
TOTAL CERTIFICATES OF DEPOSIT			2,237,020,243
Commercial Paper - 17.5%

Altria Group, Inc.
7/7/08	2.71	9,000,000	8,975,700
Banco Espirito Santo
7/17/08	2.98	11,000,000	10,958,424
Citigroup Funding, Inc.
6/2/08 to 6/9/08	3.23	21,000,000	20,993,154
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount	Value
Covidien International Finance SA
7/7/08	2.83%	$ 1,000,000	$ 997,180
Dakota Notes (Citibank Credit Card Issuance Trust)
6/19/08 to 8/8/08	3.12 to 3.34	66,000,000	65,800,545
Danske Corp.
8/1/08	2.87 (c)	100,000,000	100,000,000
DnB NOR Bank ASA
7/9/08	2.77	59,325,000	59,152,793
Dominion Resources, Inc.
6/12/08 to 7/1/08	2.77 to 2.93	19,000,000	18,970,618
Dow Chemical Co.
7/8/08 to 7/10/08	3.06 to 3.07	4,850,000	4,834,458
Duke Energy Corp.
6/13/08	2.72	8,000,000	7,992,747
Edison Asset Securitization LLC
11/4/08	2.69	16,307,000	16,119,741
Emerald Notes (BA Credit Card Trust)
6/5/08 to 7/7/08	3.12 to 3.32	45,000,000	44,951,930
General Electric Capital Corp.
8/7/08 to 11/4/08	2.41 to 4.54	164,000,000	162,860,841
Govco, Inc.
11/6/08	2.74	15,000,000	14,822,250
Ingersoll-Rand Global Holding Co. Ltd.
6/27/08	2.86 to 2.88	20,000,000	19,958,703
Intesa Funding LLC
6/18/08	2.85	82,350,000	82,239,948
ITT Corp.
6/24/08 to 7/10/08	2.86 to 3.05	37,000,000	36,928,973
JPMorgan Chase & Co.
8/4/08	2.92	75,000,000	74,616,667
Kitty Hawk Funding Corp.
7/25/08	2.59	4,330,000	4,313,243
Lloyds TSB Bank PLC
6/3/08	2.60	31,000,000	30,995,548
Marathon Oil Corp.
6/6/08	2.75	15,000,000	14,994,271
Michigan Gen. Oblig.
9/2/08	3.75	15,300,000	15,300,000
Morgan Stanley
6/13/08	5.29	10,000,000	9,983,033
National Grid USA
7/1/08	3.07	2,000,000	1,994,900
Nationwide Building Society
7/8/08 to 7/22/08	2.71 to 2.86	30,000,000	29,896,963
Nissan Motor Acceptance Corp.
6/10/08 to 6/24/08	2.77 to 2.83	23,000,000	22,970,958
Pacific Gas & Electric Co.
6/5/08	2.83	8,000,000	7,997,484

Due Date	Yield (a)	Principal Amount	Value
Palisades Notes (Citibank Omni Master Trust)
6/16/08 to 7/14/08	2.81 to 2.91%	$ 39,000,000	$ 38,918,647
Rockies Express Pipeline LLC
6/2/08 to 7/11/08	3.04 to 3.21	21,000,000	20,965,256
Santander Finance, Inc.
6/18/08	4.92	25,000,000	24,943,333
Sheffield Receivables Corp.
6/9/08 to 7/8/08	2.52 to 2.61	25,500,000	25,474,424
Societe Generale North America, Inc.
7/24/08 to 9/2/08	2.80 to 3.07	90,000,000	89,491,676
Spectra Energy Capital, LLC
6/4/08	2.85	6,690,000	6,688,411
Textron Financial Corp.
6/4/08 to 7/9/08	2.82 to 2.83	18,000,000	17,969,676
Thames Asset Global Securities No. 1, Inc.
6/6/08	2.87	8,000,000	7,996,833
Toyota Motor Credit Corp.
11/5/08	2.53	29,000,000	28,683,819
Transocean, Inc.
6/5/08 to 7/14/08	2.64 to 3.02	32,000,000	31,939,418
UniCredito Italiano Bank (Ireland) PLC
7/22/08	3.10	50,000,000	49,782,187
Virginia Electric & Power Co.
7/1/08	2.93	3,000,000	2,992,700
Wisconsin Energy Corp.
6/13/08 to 7/7/08	2.86 to 2.91	10,000,000	9,979,075
TOTAL COMMERCIAL PAPER			1,245,446,527
Federal Agencies - 1.9%

Freddie Mac - 1.9%
6/19/08 to 11/24/08	2.28 to 2.47 (c)	135,000,000	134,608,343
U.S. Treasury Obligations - 0.3%

U.S. Treasury Bills - 0.3%
11/28/08	1.94	23,500,000	23,273,812
Bank Notes - 0.3%

U.S. Bank NA, Minnesota
11/20/08	2.75	20,000,000	20,000,000
Master Notes - 1.8%
Due Date	Yield (a)	Principal Amount	Value
Asset Funding Co. III LLC
6/5/08 to 7/14/08	2.76 to 2.91% (c)(e)	$ 51,000,000	$ 51,000,000
Goldman Sachs Group, Inc.
6/16/08 to 7/15/08	3.19 to 3.23 (e)	67,000,000	67,000,000
Lehman Brothers Holdings, Inc.
6/2/08 to 6/11/08	2.53 to 2.70 (c)(e)	8,000,000	8,000,000
TOTAL MASTER NOTES			126,000,000
Medium-Term Notes - 26.6%

Abbey National Treasury Services PLC
7/2/08	2.64 (c)	3,000,000	2,998,218
AIG Matched Funding Corp.
6/2/08 to 6/20/08	2.79 to 2.88 (b)(c)	60,000,000	60,000,000
American Honda Finance Corp.
6/18/08 to 8/5/08	2.89 to 2.91 (b)(c)	24,000,000	24,000,000
AT&T, Inc.
12/5/08	3.14 (b)(c)	65,000,000	65,000,000
Australia & New Zealand Banking Group Ltd.
6/2/08 to 6/23/08	2.42 to 3.35 (b)(c)	102,000,000	102,001,518
Banco Santander Totta SA
6/16/08	2.52 (b)(c)	10,000,000	10,000,000
Banesto SA
7/18/08	2.73 (b)(c)	14,000,000	14,000,000
Bank of America NA
7/3/08 to 8/11/08	2.72 to 3.21 (c)	121,000,000	120,999,536
Bank of Montreal
6/30/08	3.33 (b)(c)	27,000,000	27,000,000
Banque Federative du Credit Mutuel
6/13/08	2.56 (b)(c)	28,000,000	28,000,000
Bayerische Landesbank Girozentrale
8/19/08	2.76 (c)	5,000,000	5,000,000
BNP Paribas SA
6/3/08 to 8/13/08	2.66 to 2.90 (c)	67,000,000	66,998,302
8/19/08	2.72 (b)(c)	5,000,000	5,000,000
BNP Paribas US Medium-Term Note Program LLC
6/16/08	2.79 (c)	10,000,000	9,999,358
BP Capital Markets PLC
6/11/08	3.04 (c)	23,000,000	23,000,000
Caja de Ahorros y Pensiones de Barcelona
7/23/08	2.92 (b)(c)	35,000,000	35,000,000
Caja Madrid SA
7/21/08	2.97 (b)(c)	5,000,000	5,000,000

Due Date	Yield (a)	Principal Amount	Value
Calyon
6/30/08	2.34% (c)	$ 26,000,000	$ 25,999,283
Citigroup Funding, Inc.
8/14/08	2.68 (c)	39,000,000	39,000,000
Commonwealth Bank of Australia
6/24/08 to 7/3/08	2.41 to 2.88 (b)(c)	66,000,000	66,000,619
Compagnie Financiere du Credit Mutuel
6/9/08	3.20 (b)(c)	8,000,000	8,000,000
Credit Agricole SA
6/23/08 to 7/23/08	2.57 to 2.91 (b)(c)	156,000,000	156,000,000
Danske Bank A/S
6/20/08	2.47 (b)(c)	50,000,000	49,998,898
DnB NOR Bank ASA
6/25/08	2.40 (b)(c)	14,500,000	14,499,989
Dorada Finance, Inc.
7/9/08	2.65 (b)(c)	5,000,000	4,999,795
General Electric Capital Corp.
6/9/08 to 6/24/08	2.41 to 2.94 (c)	101,000,000	100,998,615
Genworth Life Insurance Co.
6/2/08	2.90 (c)(e)	5,000,000	5,000,000
HBOS Treasury Services PLC
6/9/08 to 6/24/08	2.62 to 2.67 (b)(c)	15,000,000	14,999,934
HSBC Finance Corp.
6/24/08	2.45 (c)	2,000,000	2,000,000
HSH Nordbank AG
6/23/08	2.46 (b)(c)	13,000,000	12,999,998
ING USA Annuity & Life Insurance Co.
7/24/08	3.18 (c)(e)	1,000,000	1,000,000
Intesa Bank Ireland PLC
6/25/08	2.40 (b)(c)	24,000,000	24,000,000
Links Finance LLC
7/14/08 to 7/21/08	2.68 to 2.79 (b)(c)	14,000,000	13,999,820
Merrill Lynch & Co., Inc.
6/4/08 to 6/24/08	2.53 to 2.80 (c)	26,000,000	26,000,312
Metropolitan Life Global Funding I
6/6/08	2.77 (b)(c)	2,213,000	2,213,000
Monumental Global Funding 2007
8/29/08	2.79 (b)(c)	10,000,000	10,000,000
Morgan Stanley
6/2/08 to 6/16/08	2.21 to 2.80 (c)	8,000,000	8,000,000
National Australia Bank Ltd.
6/6/08	3.22 (b)(c)	31,000,000	31,000,000
National Rural Utils. Coop. Finance Corp.
6/4/08	2.73 (c)	1,000,000	1,000,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount	Value
Nationwide Building Society
6/30/08	2.75% (c)	$ 5,000,000	$ 5,000,575
New York Life Insurance Co.
5/31/08 to 6/30/08	2.85 to 2.86 (c)(e)	21,000,000	21,000,000
Pacific Life Global Funding
6/4/08	2.79 (b)(c)	2,000,000	2,000,325
PNC Bank NA, Pittsburgh
8/4/08	3.02 (c)	13,000,000	13,000,000
RACERS
6/23/08	2.58 (b)(c)	10,000,000	10,000,000
Royal Bank of Canada
6/30/08	2.33 (c)	7,000,000	6,999,226
6/6/08 to 6/16/08	2.69 to 2.91 (b)(c)	60,000,000	60,000,000
Royal Bank of Scotland PLC
6/23/08	2.48 (b)(c)	8,500,000	8,500,000
Security Life of Denver Insurance Co.
8/28/08	2.91 (c)(e)	1,000,000	1,000,000
Sigma Finance, Inc.
6/30/08	2.64 (b)(c)	25,000,000	24,999,797
8/1/08	5.40 (b)	20,000,000	20,000,000
Skandinaviska Enskilda Banken AB
6/9/08 to 6/23/08	2.59 to 2.98 (b)(c)	51,000,000	50,999,155
Societe Generale
6/2/08	2.80 (b)(c)	11,000,000	11,000,051
Southern Co.
6/20/08	2.56 (c)	2,000,000	2,000,000
Svenska Handelsbanken AB
6/13/08 to 7/7/08	2.54 to 2.94 (b)(c)	74,000,000	74,000,000
Toyota Motor Credit Corp.
6/19/08	2.41 (c)	11,000,000	11,000,000
Transamerica Occidental Life Insurance Co.
7/1/08	2.95 (c)(e)	27,000,000	27,000,000
UniCredito Italiano Bank (Ireland) PLC
6/9/08 to 7/11/08	2.53 to 2.71 (b)(c)	53,500,000	53,494,300
Verizon Communications, Inc.
6/16/08	2.88 (c)	17,000,000	17,000,000
Wachovia Bank NA
6/27/08 to 7/25/08	2.38 to 2.99 (c)	44,000,000	43,992,767
Wells Fargo & Co.
5/1/09	3.55 (c)	75,000,000	75,034,792
6/16/08	2.59 (b)(c)	30,000,000	30,006,758
WestLB AG
6/10/08 to 6/30/08	2.66 to 2.75 (b)(c)	7,500,000	7,500,164

Due Date	Yield (a)	Principal Amount	Value
Westpac Banking Corp.
6/11/08	3.00% (c)	$ 13,000,000	$ 13,004,641
6/4/08 to 8/6/08	2.93 to 3.28 (b)(c)	89,000,000	88,981,326
TOTAL MEDIUM-TERM NOTES			1,899,221,072
Short-Term Notes - 0.1%

Metropolitan Life Insurance Co.
7/2/08	2.98 (c)(e)	5,000,000	5,000,000
Asset-Backed Securities - 0.4%

Master Funding Trust I
6/25/08	2.37 to 2.64 (b)(c)	27,000,000	27,000,000
Municipal Securities - 0.3%

Denver City & County School District # 1 Series 2008 A, VRDN
6/6/08	2.58 (c)	6,300,000	6,300,000
Denver City & County School District # 1 Series 2008 B1, VRDN
6/6/08	2.58 (c)	4,200,000	4,200,000
Texas Gen. Oblig. Series E, VRDN
6/6/08	2.60 (c)	11,500,000	11,500,000
TOTAL MUNICIPAL SECURITIES			22,000,000
Repurchase Agreements - 20.1%
	Maturity Amount
In a joint trading account at 2.35% dated 5/30/08 due 6/2/08 (Collateralized by U.S. Government Obligations) #	$ 947,186	947,000
With:
Banc of America Securities LLC At 2.63%, dated 5/30/08 due 6/2/08 (Collateralized by Equity Securities valued at $124,977,336)	119,026,031	119,000,000
Barclays Capital, Inc. At:
2.53%, dated 5/30/08 due 6/2/08 (Collateralized by Corporate Obligations valued at $18,363,864, 5.2%, 9/15/14)	18,003,788	18,000,000
2.58%, dated 5/30/08 due 6/2/08 (Collateralized by Equity Securities valued at $263,606,589)	251,053,860	251,000,000
Credit Suisse First Boston, Inc. At 2.58%, dated 5/30/08 due 6/2/08 (Collateralized by Corporate Obligations valued at $68,344,499, 5.48% - 6.45%, 2/25/11 - 11/1/37)	67,014,377	67,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With:
Deutsche Bank Securities, Inc. At 2.58%, dated 5/30/08 due 6/2/08 (Collateralized by Corporate Obligations valued at $:
22,669,021, 2.49% - 9.99%, 1/15/09 - 4/15/38)	$ 22,004,721	$ 22,000,000
290,912,412, 0% - 7.75%, 2/15/12 - 5/15/34)	277,059,440	277,000,000
Goldman Sachs & Co. At:
2.88%, dated 4/2/08 due 7/2/08 (Collateralized by U.S. Government Obligations valued at $53,821,373, 5% - 5.5%, 4/15/33 - 9/15/34)	52,378,560	52,000,000
2.91%, dated 4/15/08 due 7/24/08 (Collateralized by Commercial Paper Obligations valued at $29,694,771, 8/18/08)	29,234,417	29,000,000
3%, dated 5/5/08 due 8/12/08 (Collateralized by U.S. Government Obligations valued at $28,907,294, 5.5% - 6%, 2/15/30 - 2/15/37)	28,231,000	28,000,000
3.12%, dated 4/23/08 due 7/28/08 (Collateralized by Commercial Paper Obligations valued at $29,682,545, 8/18/08 - 8/29/08)	29,241,280	29,000,000
Lehman Brothers, Inc. At:
2.6%, dated 5/30/08 due 6/2/08 (Collateralized by Corporate Obligations valued at $3,152,333, 6.63%, 5/15/12)	3,000,649	3,000,000
2.79%, dated 5/8/08 due 6/10/08 (Collateralized by U.S. Government Obligations valued at $13,283,182, 4% - 7.5%, 2/1/15 - 6/1/38)	13,033,248	13,000,000
3.11%, dated 4/29/08 due 6/4/08 (Collateralized by U.S. Government Obligations valued at $27,615,835, 3.5% - 8.5%, 7/1/10 - 5/1/38)	27,083,970	27,000,000
UBS Warburg LLC At:
2.59%, dated 5/30/08 due 6/2/08 (Collateralized by Corporate Obligations valued at $318,243,177, 2.83% - 9.25%, 7/15/08 - 5/15/38)	312,067,210	312,000,000
3.1%, dated 4/30/08 due 6/30/08 (Collateralized by U.S. Government Obligations valued at $43,372,583, 0%, 10/15/36)	42,220,617	42,000,000

	Maturity Amount	Value
Wachovia Securities, Inc. At:
2.64%, dated 5/27/08 due 6/27/08 (Collateralized by Corporate Obligations valued at $21,429,434, 0.25% - 6%, 6/12/08 - 1/15/18)	$ 21,047,785	$ 21,000,000
2.7%, dated 5/19/08 due 6/19/08 (Collateralized by Corporate Obligations valued at $22,068,950, 2.87% - 5.74%, 8/22/16 - 12/15/43)	21,048,848	21,000,000
2.76%, dated 8/24/07 due 8/22/08 (Collateralized by Mortgage Loan Obligations valued at $52,534,235, 2.87% - 5.74%, 8/22/16 - 12/15/43) (c)(d)	51,395,333	50,000,000
3.06%, dated 3/10/08 due 6/10/08 (Collateralized by Corporate Obligations valued at $52,080,835, 2.68% - 6.04%, 6/5/08 - 12/15/43)	50,391,000	50,000,000
TOTAL REPURCHASE AGREEMENTS		1,431,947,000
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $7,171,516,997)	7,171,516,997
NET OTHER ASSETS - (0.7)%	(48,852,488)
NET ASSETS - 100%	$ 7,122,664,509
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,252,195,447 or 17.6% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) The maturity amount is based on the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $186,000,000 or 2.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Asset Funding Co. III LLC: 2.76%, 6/5/08	11/7/06	$ 10,000,000
2.77%, 6/5/08	8/29/06	$ 9,000,000
2.91%, 7/14/08	10/10/07	$ 32,000,000
Genworth Life Insurance Co. 2.9%, 6/2/08	7/31/07	$ 5,000,000
Goldman Sachs Group, Inc.: 3.19%, 7/15/08	2/14/08	$ 40,000,000
3.23%, 6/16/08	2/14/08	$ 27,000,000
ING USA Annuity & Life Insurance Co. 3.18%, 7/24/08	6/23/05	$ 1,000,000
Lehman Brothers Holdings, Inc.: 2.53%, 6/2/08	12/11/06	$ 2,000,000
2.7%, 6/11/08	1/10/07	$ 6,000,000
Metropolitan Life Insurance Co. 2.98%, 7/2/08	3/26/02	$ 5,000,000
New York Life Insurance Co.: 2.85%, 5/31/08	5/12/08	$ 16,000,000
2.86%, 6/30/08	3/28/08	$ 5,000,000
Security Life of Denver Insurance Co. 2.91%, 8/28/08	8/26/05	$ 1,000,000
Transamerica Occidental Life Insurance Co. 2.95%, 7/1/08	3/27/08	$ 27,000,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$947,000 due 6/02/08 at 2.35%
BNP Paribas Securities Corp.	$ 29,996
Bank of America, NA	179,976
Barclays Capital, Inc.	299,962
Credit Suisse Securities (USA) LLC	29,996
ING Financial Markets LLC	71,115
Merrill Lynch Government Securities, Inc.	134,982
RBC Cap Markets Corp.	20,997
UBS Securities LLC	179,976
$ 947,000
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 7,171,516,997	$ -	$ 7,171,516,997	$ -
Income Tax Information
At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $7,171,516,997.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Spartan ® Intermediate
Treasury Bond Index

May 31, 2008

1.832120.102

ITB-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 98.7%
	Principal Amount	Value
U.S. Treasury Obligations - 98.7%
U.S. Treasury Bonds:
6% 2/15/26	$ 83,000	$ 95,573
6.25% 8/15/23	463,000	544,206
7.25% 5/15/16	33,796,000	41,389,556
7.5% 11/15/16	8,540,000	10,634,298
8.75% 5/15/17	12,068,000	16,213,551
8.875% 8/15/17	93,045,000	126,403,121
9.125% 5/15/18	9,094,000	12,720,233
9.25% 2/15/16	3,895,000	5,286,551
9.875% 11/15/15	11,169,000	15,522,296
10.625% 8/15/15	1,567,000	2,236,035
12% 8/15/13	7,990,000	8,140,436
U.S. Treasury Notes:
2.625% 3/15/09	1,411,000	1,417,283
3.25% 8/15/08	3,498,000	3,507,564
3.375% 11/30/12	2,327,000	2,329,909
3.5% 11/15/09	5,980,000	6,069,700
3.5% 2/15/18 (b)	46,926,000	44,839,999
3.625% 5/15/13	1,517,000	1,532,643
3.875% 5/15/18	39,639,000	39,084,688
4% 6/15/09	4,827,000	4,912,602
4% 2/15/14 (b)	126,164,000	129,249,088
4% 2/15/15	25,455,000	25,983,980
4.125% 5/15/15	102,522,000	105,004,980
4.25% 8/15/13	46,223,000	47,981,646
4.25% 11/15/13	19,245,000	19,968,189
4.25% 8/15/14	42,675,000	44,228,626
4.25% 11/15/14	4,971,000	5,155,862
4.25% 8/15/15	25,777,000	26,530,178
4.5% 3/31/12	664,000	694,399
4.5% 4/30/12	1,460,000	1,528,324
4.5% 11/15/15	36,566,000	38,157,206
4.5% 2/15/16	96,823,000	100,953,082
4.5% 5/15/17 (b)	55,837,000	57,756,397
4.625% 11/15/16	115,764,000	121,163,349
4.625% 2/15/17	10,932,000	11,419,666
4.75% 5/15/14	40,871,000	43,553,159
4.875% 4/30/11	73,000	77,032
4.875% 7/31/11	92,000	97,024
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.875% 2/15/12	$ 161,000	$ 170,559
6% 8/15/09	11,290,000	11,769,825
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,115,359,225)		1,134,322,815
Cash Equivalents - 14.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
2.33%, dated 5/30/08 due 6/2/08 (Collateralized by U.S. Government Obligations) #	$ 20,049,892	20,046,000
2.35%, dated 5/30/08 due 6/2/08 (Collateralized by U.S. Government Obligations) # (a)	146,613,706	146,585,000
TOTAL CASH EQUIVALENTS (Cost $166,631,000)		166,631,000
TOTAL INVESTMENT PORTFOLIO - 113.2% (Cost $1,281,990,225)		1,300,953,815
NET OTHER ASSETS - (13.2)%		(151,712,419)
NET ASSETS - 100%		$ 1,149,241,396
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$20,046,000 due 6/02/08 at 2.33%
BNP Paribas Securities Corp.	$ 2,870,705
Banc of America Securities LLC	2,580,932
Bank of America, NA	7,121,129
Barclays Capital, Inc.	704,078
Greenwich Capital Markets, Inc.	445,071
ING Financial Markets LLC	1,615,239
J.P. Morgan Securities, Inc.	890,141
Societe Generale, New York Branch	3,685,184
WestLB AG	133,521
$ 20,046,000
$146,585,000 due 6/02/08 at 2.35%
Barclays Capital, Inc.	$ 146,017,199
Credit Suisse Securities (USA) LLC	567,801
$ 146,585,000
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,300,953,815	$ -	$ 1,300,953,815	$ -
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,280,740,779. Net unrealized appreciation aggregated $20,213,036, of which $30,676,657 related to appreciated investment securities and $10,463,621 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices receieved at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Spartan® Long-Term
Treasury Bond Index Fund

May 31, 2008

1.832125.102

LBX-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 98.7%
	Principal Amount	Value
U.S. Treasury Obligations - 98.7%
U.S. Treasury Bonds:
4.5% 2/15/36	$ 6,479,000	$ 6,268,938
4.75% 2/15/37	7,107,000	7,156,969
5% 5/15/37	6,962,000	7,294,324
5.25% 2/15/29	4,400,000	4,687,720
5.375% 2/15/31	3,177,000	3,464,172
6% 2/15/26	27,341,000	31,482,723
6.125% 11/15/27	4,134,000	4,864,556
6.125% 8/15/29	2,723,000	3,226,543
6.25% 5/15/30	1,687,000	2,039,821
6.375% 8/15/27	222,000	267,649
6.625% 2/15/27	1,359,000	1,676,666
6.75% 8/15/26	4,025,000	5,015,528
6.875% 8/15/25	1,580,000	1,984,134
7.125% 2/15/23	2,506,000	3,171,265
7.25% 5/15/16	1,000	1,225
7.5% 11/15/16	29,000	36,112
7.5% 11/15/24	4,000	5,304
7.625% 2/15/25	3,099,000	4,159,196
7.875% 2/15/21	7,552,000	9,995,782
8% 11/15/21	2,631,000	3,538,490
8.125% 8/15/19	5,184,000	6,897,556
8.125% 5/15/21	8,962,000	12,118,309
8.125% 8/15/21	2,341,000	3,172,603
8.5% 2/15/20	1,382,000	1,895,716
8.75% 5/15/17	57,000	76,580
8.875% 2/15/19	4,928,000	6,848,767
9% 11/15/18	1,425,000	1,989,212
11.25% 2/15/15	150,000	216,938
U.S. Treasury Notes:
4.125% 8/15/08	192,000	192,840
5.125% 5/15/16	3,000	3,245
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $134,700,158)		133,748,883
Cash Equivalents - 1.2%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 2.33%, dated 5/30/08 due 6/2/08 (Collateralized by U.S. Government Obligations) # (Cost $1,623,000)	$ 1,623,315	$ 1,623,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $136,323,158)		135,371,883
NET OTHER ASSETS - 0.1%		139,718
NET ASSETS - 100%		$ 135,511,601
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,623,000 due 6/02/08 at 2.33%
BNP Paribas Securities Corp.	$ 232,423
Banc of America Securities LLC	208,962
Bank of America, NA	576,554
Barclays Capital, Inc.	57,005
Greenwich Capital Markets, Inc.	36,035
ING Financial Markets LLC	130,776
J.P. Morgan Securities, Inc.	72,069
Societe Generale, New York Branch	298,366
WestLB AG	10,810
$ 1,623,000
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 135,371,883	$ -	$ 135,371,883	$ -
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $136,493,180. Net unrealized depreciation aggregated $1,121,297, of which $1,333,496 related to appreciated investment securities and $2,454,793 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Spartan ® Short-Term Treasury
Bond Index Fund

May 31, 2008

1.832122.102

STD-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.0%
	Principal Amount	Value
U.S. Treasury Obligations - 99.0%
U.S. Treasury Bonds:
6.875% 8/15/25	$ 22,000	$ 27,627
8% 11/15/21	97,000	130,457
8.125% 8/15/19	20,000	26,611
U.S. Treasury Notes:
3.125% 4/15/09	1,461,000	1,473,898
3.375% 9/15/09	52,749,000	53,404,245
3.375% 11/30/12 (b)	31,131,000	31,169,914
3.5% 2/15/10	19,645,000	19,955,018
3.625% 5/15/13	20,887,000	21,102,387
3.875% 5/15/09	2,660,000	2,700,940
3.875% 5/15/10	31,302,000	32,045,423
4% 3/15/10	7,576,000	7,767,764
4.125% 8/15/10	716,000	737,033
4.25% 10/15/10	13,500,000	13,979,885
4.25% 1/15/11	10,089,000	10,475,217
4.375% 12/15/10	63,000	65,466
4.5% 2/15/09	1,033,000	1,049,867
4.5% 11/15/10	1,976,000	2,057,202
4.5% 2/28/11	6,648,000	6,933,658
4.5% 3/31/12	191,000	199,744
4.625% 7/31/09	427,000	438,109
4.625% 8/31/11	2,568,000	2,688,776
4.625% 10/31/11	9,107,000	9,548,125
4.625% 12/31/11	7,965,000	8,361,386
4.625% 2/29/12	7,466,000	7,839,300
4.625% 7/31/12	15,197,000	15,994,843
4.75% 3/31/11	4,036,000	4,240,637
4.75% 1/31/12	4,088,000	4,309,647
4.75% 5/31/12	6,886,000	7,271,189
4.875% 5/15/09	1,736,000	1,778,315
4.875% 5/31/09	739,000	757,879
4.875% 4/30/11	8,940,000	9,433,792
4.875% 5/31/11	6,493,000	6,851,634
4.875% 7/31/11	4,055,000	4,276,440
6% 8/15/09	5,594,000	5,831,745
6.5% 2/15/10	27,381,000	29,152,222
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $320,242,960)		324,076,395
Cash Equivalents - 10.7%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at:
2.33%, dated 5/30/08 due 6/2/08 (Collateralized by U.S. Government Obligations) #	$ 2,380,462	$ 2,380,000
2.35%, dated 5/30/08 due 6/2/08 (Collateralized by U.S. Government Obligations) # (a)	32,637,390	32,631,000
TOTAL CASH EQUIVALENTS (Cost $35,011,000)		35,011,000
TOTAL INVESTMENT PORTFOLIO - 109.7% (Cost $355,253,960)		359,087,395
NET OTHER ASSETS - (9.7)%		(31,886,104)
NET ASSETS - 100%		$ 327,201,291
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,380,000 due 6/02/08 at 2.33%
BNP Paribas Securities Corp.	$ 340,830
Banc of America Securities LLC	306,426
Bank of America, NA	845,470
Barclays Capital, Inc.	83,593
Greenwich Capital Markets, Inc.	52,842
ING Financial Markets LLC	191,772
J.P. Morgan Securities, Inc.	105,684
Societe Generale, New York Branch	437,530
WestLB AG	15,853
$ 2,380,000
$32,631,000 due 6/02/08 at 2.35%
Barclays Capital, Inc.	$ 32,504,603
Credit Suisse Securities (USA) LLC	126,397
$ 32,631,000

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 359,087,395	$ -	$ 359,087,395	$ -
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $354,965,241. Net unrealized appreciation aggregated $4,122,154, of which $6,245,183 related to appreciated investment securities and $2,123,029 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	July 30, 2008